Offerings	Sep. 17, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, DKK 1 nominal value per share
Amount of Registration Fee	$ 0
Offering Note
(1)	Omitted pursuant to Form F-3 General Instruction II.F.
(2)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional ordinary shares is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into ordinary shares or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities.

(3)	Includes rights to acquire ordinary shares of the Company under any shareholder rights plan then in effect, if applicable under the terms of any such plan.
(4)
In accordance with Rules 456(b) and
4
57(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the entire registration fee. Any registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Amount of Registration Fee	$ 0
Offering Note
(1)	Omitted pursuant to Form F-3 General Instruction II.F.
(2)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional ordinary shares is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into ordinary shares or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities.

(4)
In accordance with Rules 456(b) and
4
57(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the entire registration fee. Any registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r).

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preference Shares
Amount of Registration Fee	$ 0
Offering Note
(1)	Omitted pursuant to Form F-3 General Instruction II.F.
(2)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional ordinary shares is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into ordinary shares or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities.

(4)
In accordance with Rules 456(b) and
4
57(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the entire registration fee. Any registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0
Offering Note
(1)	Omitted pursuant to Form F-3 General Instruction II.F.
(2)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional ordinary shares is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into ordinary shares or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities.

(4)
In accordance with Rules 456(b) and
4
57(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the entire registration fee. Any registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r).

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Amount of Registration Fee	$ 0
Offering Note
(1)	Omitted pursuant to Form F-3 General Instruction II.F.
(2)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional ordinary shares is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into ordinary shares or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities.

(4)
In accordance with Rules 456(b) and
4
57(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the entire registration fee. Any registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r).

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Depositary Shares
Amount of Registration Fee	$ 0
Offering Note
(1)	Omitted pursuant to Form F-3 General Instruction II.F.
(2)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional ordinary shares is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into ordinary shares or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities.

(4)
In accordance with Rules 456(b) and
4
57(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the entire registration fee. Any registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r).